Rule 497(e)
                                                               File No. 33-36317

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                                 JPMORGAN FUNDS

                              PROSPECTUS SUPPLEMENT

                CONNECTICUT DAILY TAX FREE INCOME FUND, INC. AND

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

                       J.P. Morgan Select Class of Shares
             Distributed through J.P. Morgan Fund Distributors, Inc.


                       Supplement Dated December 23, 2003
                      to the Prospectus Dated May 30, 2003


         Effective December 23, 2003, the section "Initial Purchase of J.P. Morgan Select Shares," under the subheading "Shareholder Information," of the Prospectus is hereby supplemented to include as a second paragraph the following:


         Federal law requires the Fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The Fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Fund, its transfer agent, shareholder servicing agent, or Participating Organizations to attempt to verify the person's identity. The Fund may not be able to establish an account if the person does not provide the necessary information. In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.


                                                                 SUP-NJCTPR-1203